OPERATING SEGMENTS (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
Revenue (External)	R 5,496.3	R 5,118.5	R 5,269.0
Cash operating costs	(3,688.1)	(3,463.8)	(3,072.7)
Movement in gold in process and finished inventories - Gold Bullion	10.8	30.4	(25.6)
Segment operating profit	1,819.0	1,685.1	2,170.7
Additions to property, plant and equipment	(1,030.9)	(598.4)	(395.7)
Segment operating profit	1,819.0	1,685.1	2,170.7
Deprecation	(217.5)	(267.6)	(252.5)
Change in estimate of environmental rehabilitation recognised in profit or loss	7.1	2.2	12.4
Ongoing rehabilitation expenditure	(26.8)	(31.6)	(48.3)
Care and maintenance	(0.4)	(5.9)	(3.9)
Other operating costs	3.9	(5.2)	2.4
Other income	10.4	91.3	0.1
Administration expenses and other costs	(172.9)	(161.2)	(64.0)
Finance income	334.3	225.8	216.2
Finance expense	(70.7)	(74.8)	(69.5)
Current tax	(286.3)	(261.6)	(423.7)
Deferred tax	(118.7)	(72.7)	(100.0)
Profit for the year	1,281.4	1,123.8	1,439.9
Reconciliation of cost of sales to cash operating costs
Cost of sales	(3,911.0)	(3,741.5)	(3,388.2)
Deprecation	217.5	267.6	252.5
Change in estimate of environmental rehabilitation recognised in profit or loss	(7.1)	(2.2)	(12.4)
Movement in gold in process and finished inventories - Gold Bullion	(10.8)	(30.4)	25.6
Ongoing rehabilitation expenditure	26.8	31.6	48.3
Care and maintenance	0.4	5.9	3.9
Other operating costs	(3.9)	5.2	(2.4)
Cash operating costs	(3,688.1)	(3,463.8)	(3,072.7)
Operating segments | Ergo
Disclosure of operating segments [line items]
Revenue (External)	4,108.6	3,704.9	3,943.0
Cash operating costs	(3,183.2)	(3,009.8)	(2,666.5)
Movement in gold in process and finished inventories - Gold Bullion	(1.8)	35.2	(31.9)
Segment operating profit	923.6	730.3	1,244.6
Additions to property, plant and equipment	(816.0)	(436.2)	(250.9)
Segment operating profit	923.6	730.3	1,244.6
Deprecation	(120.6)	(134.5)	(135.6)
Change in estimate of environmental rehabilitation recognised in profit or loss	6.2	2.3	7.2
Ongoing rehabilitation expenditure	(24.7)	(30.1)	(46.6)
Care and maintenance	0.0	0.0	0.0
Other operating costs	3.9	(4.9)	2.4
Other income	0.1	70.1	0.1
Administration expenses and other costs	(8.3)	(7.7)	15.0
Finance income	34.4	22.4	21.0
Finance expense	(58.7)	(58.8)	(45.8)
Current tax	(51.1)	(12.9)	(196.1)
Deferred tax	(73.8)	(45.3)	(66.6)
Profit for the year	631.0	530.9	799.6
Reconciliation of cost of sales to cash operating costs
Cost of sales	(3,320.2)	(3,141.8)	(2,871.0)
Deprecation	120.6	134.5	135.6
Change in estimate of environmental rehabilitation recognised in profit or loss	(6.2)	(2.3)	(7.2)
Movement in gold in process and finished inventories - Gold Bullion	1.8	(35.2)	31.9
Ongoing rehabilitation expenditure	24.7	30.1	46.6
Care and maintenance	0.0	0.0	0.0
Other operating costs	(3.9)	4.9	(2.4)
Cash operating costs	(3,183.2)	(3,009.8)	(2,666.5)
Operating segments | FWGR
Disclosure of operating segments [line items]
Revenue (External)	1,387.7	1,413.6	1,326.0
Cash operating costs	(504.9)	(454.0)	(406.2)
Movement in gold in process and finished inventories - Gold Bullion	12.6	(4.8)	6.3
Segment operating profit	895.4	954.8	926.1
Additions to property, plant and equipment	(209.8)	(162.2)	(143.3)
Segment operating profit	895.4	954.8	926.1
Deprecation	(95.8)	(131.6)	(115.6)
Change in estimate of environmental rehabilitation recognised in profit or loss	0.0	0.0	0.0
Ongoing rehabilitation expenditure	(1.7)	(1.5)	(1.7)
Care and maintenance	0.0	0.0	0.0
Other operating costs	0.0	(0.2)	0.0
Other income	10.2	21.2	0.0
Administration expenses and other costs	(2.9)	(13.8)	1.8
Finance income	31.8	19.0	17.2
Finance expense	(9.7)	(10.8)	(9.8)
Current tax	(201.9)	(237.3)	(227.6)
Deferred tax	(47.9)	(29.6)	(37.4)
Profit for the year	577.5	570.2	553.0
Reconciliation of cost of sales to cash operating costs
Cost of sales	(589.8)	(592.1)	(517.2)
Deprecation	95.8	131.6	115.6
Change in estimate of environmental rehabilitation recognised in profit or loss	0.0	0.0	0.0
Movement in gold in process and finished inventories - Gold Bullion	(12.6)	4.8	(6.3)
Ongoing rehabilitation expenditure	1.7	1.5	1.7
Care and maintenance	0.0	0.0	0.0
Other operating costs	0.0	0.2	0.0
Cash operating costs	(504.9)	(454.0)	(406.2)
Other reconciling items
Disclosure of operating segments [line items]
Revenue (External)	0.0	0.0	0.0
Cash operating costs	0.0	0.0	0.0
Movement in gold in process and finished inventories - Gold Bullion	0.0	0.0	0.0
Segment operating profit	0.0	0.0	0.0
Additions to property, plant and equipment	(5.1)	0.0	(1.5)
Segment operating profit	0.0	0.0	0.0
Deprecation	(1.1)	(1.5)	(1.3)
Change in estimate of environmental rehabilitation recognised in profit or loss	0.9	(0.1)	5.2
Ongoing rehabilitation expenditure	(0.4)	0.0	0.0
Care and maintenance	(0.4)	(5.9)	(3.9)
Other operating costs	0.0	(0.1)	0.0
Other income	0.1	0.0	0.0
Administration expenses and other costs	(161.7)	(139.7)	(80.8)
Finance income	268.1	184.4	178.0
Finance expense	(2.3)	(5.2)	(13.9)
Current tax	(33.3)	(11.4)	0.0
Deferred tax	3.0	2.2	4.0
Profit for the year	72.9	22.7	87.3
Reconciliation of cost of sales to cash operating costs
Cost of sales	(1.0)	(7.6)	0.0
Deprecation	1.1	1.5	1.3
Change in estimate of environmental rehabilitation recognised in profit or loss	(0.9)	0.1	(5.2)
Movement in gold in process and finished inventories - Gold Bullion	0.0	0.0	0.0
Ongoing rehabilitation expenditure	0.4	0.0	0.0
Care and maintenance	0.4	5.9	3.9
Other operating costs	0.0	0.1	0.0
Cash operating costs	R 0.0	R 0.0	R 0.0